Average Annual Total Returns - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Pacific Basin Fund	Dec. 30, 2023
Fidelity Pacific Basin Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(23.75%)
Past 5 years	2.39%
Past 10 years	8.23%
Fidelity Pacific Basin Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(25.18%)
Past 5 years	0.68%
Past 10 years	6.53%
Fidelity Pacific Basin Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(12.99%)
Past 5 years	1.98%
Past 10 years	6.55%
F0342
Average Annual Return:
Past 1 year	(17.98%)
Past 5 years	(0.28%)
Past 10 years	4.11%